 Filed Pursuant to Rule 497
 File No. 333-214232
FS ENERGY TOTAL RETURN FUND

Supplement dated March 15, 2019
to
Prospectus dated February 28, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Energy Total Return Fund (the “Fund”), dated February 28, 2019 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.
You should carefully consider the “Types of Investments and Related Risks” beginning on page 38 of the Prospectus before you decide to invest in the Fund’s Shares.
Management of the Fund
On March 11, 2019, Joseph P. Ujobai resigned from his position as a member of the Board and each of its committees so that he may focus on other endeavors. Mr. Ujobai’s resignation from the Board was not as a result of any disagreement on any matter, including relating to the Fund’s operations, policies or practices. On March 12, 2019, the Board appointed Daniel J. Hilferty III as a member of the Board and the Board’s audit committee and nominating and corporate governance committee.
Following such resignation and appointment, the Board is comprised of five members: Michael C. Forman, David J. Adelman, Holly E. Flanagan, Brian R. Ford and Daniel J. Hilferty III. Three of the members, Holly E. Flanagan, Brian R. Ford and Daniel J. Hilferty III, have been determined to be Independent Trustees.
As a result of the foregoing, this supplement supplements the subsection of the Prospectus entitled “Management of the Fund—General” by replacing the fourth sentence of the first paragraph thereof in its entirety with the following:
Four of the five Trustees serving on the Board were elected by the organizational Shareholder of the Fund.

FS ENERGY TOTAL RETURN FUND

Supplement dated March 15, 2019
to
Statement of Additional Information dated February 28, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the Statement of Additional Information of FS Energy Total Return Fund (the “Fund”), dated February 28, 2019 (as may be supplemented or amended, the “SAI”). Capitalized terms used in this supplement have the same meanings as in the SAI, unless otherwise stated herein.
You should carefully consider the “Types of Investments and Related Risks” beginning on page 38 of the Prospectus before you decide to invest in the Fund’s Shares.
Management of the Fund
On March 11, 2019, Joseph P. Ujobai resigned from his position as a member of the Board and each of its committees so that he may focus on other endeavors. Mr. Ujobai’s resignation from the Board was not as a result of any disagreement on any matter, including relating to the Fund’s operations, policies or practices. On March 12, 2019, the Board appointed Daniel J. Hilferty III as a member of the Board and the Board’s audit committee and nominating and corporate governance committee.
Following such resignation and appointment, the Board is comprised of five members: Michael C. Forman, David J. Adelman, Holly E. Flanagan, Brian R. Ford and Daniel J. Hilferty III. Three of the members, Holly E. Flanagan, Brian R. Ford and Daniel J. Hilferty III, have been determined to be Independent Trustees.
All references to Mr. Ujobai in the Statement of Additional Information are hereby removed.
As a result of the foregoing, this supplement supplements the subsection of the Statement of Additional Information entitled “Management of the Fund—Board Trustees and Executive Officers—Board Leadership Structure” by replacing the last sentence of the first paragraph thereof in its entirety with the following:
Four of the five Trustees serving on the Board were elected by the organizational Shareholder of the Fund.
As a result of the foregoing, this supplement supplements the subsection of the Statement of Additional Information entitled “Management of the Fund—Board Trustees and Executive Officers—Trustees” by inserting the following row at the bottom of the table in such subsection:
Daniel J. Hilferty III	62	March 2019	Trustee	Chief Executive Officer of Independence Health Group (since 2010)	3	FS Multi-Alternative Income Fund (since March 2019); FS Credit Income Fund (since March 2019); Aqua America, Inc. (since June 2017)

As a result of the foregoing, this supplement supplements the subsection of the Statement of Additional Information entitled “Management of the Fund—Board Trustees and Executive Officers—Independent Trustees” by inserting the following paragraphs at the end of such subsection:
Daniel J. Hilferty III is the chief executive officer of Independence Health Group (“IHG”), a health insurer, and has presided in such capacity since December 2010. He also served as president of IHG from December 2010 to December 2018. He previously served as the president of Independence Blue Cross’ health markets division from December 2009 to December 2010 and as the president and chief executive officer of AmeriHealth Caritas Family of Companies (formerly AmeriHealth Mercy), a managed-care company, from March 1996 to December 2009. Mr. Hilferty has served as a member of the board of directors of Aqua America, Inc. (NYSE: WTR), a holding company for regulated utilities providing water or waste water services, since June 2017. He also currently serves on its corporate governance, executive and executive compensation committees, has served as the chairman of its corporate governance committee since January 2018, and has served as its lead independent director since December 2017. Mr. Hilferty previously served as a member of the board of directors of FS Investment Corporation III, a business development company that primarily invests in floating rate, senior secured loans of private U.S. middle-market companies, and its nominating and corporate governance committee from February 2014 to December 2018. Mr. Hilferty also currently serves on the boards of various private companies and organizations, including as vice chairman of the board of directors of IHG since 2018, chairman of the board of directors of the Chamber of Commerce for Greater Philadelphia since 2018, a member of the board of directors of America’s Health Insurance Plans and its executive committee since 2013 and a member of the board of directors of Blue Cross Blue Shield Association since 2011. Mr. Hilferty graduated from the American University Graduate School for Government and Public Administration with a Master’s in Public Administration and received his B.S. in Accounting at Saint Joseph’s University.
Mr. Hilferty’s extensive leadership experience has provided him, in the opinion of the Board, with experience and insight which is beneficial to the Fund.
As a result of the foregoing, this supplement supplements the subsection of the Statement of Additional Information entitled “Management of the Fund—Board Trustees and Executive Officers—Compensation of Trustees” by replacing the second to last sentence of the first paragraph thereof in its entirety with the following:
These Trustees are Holly E. Flanagan, Brian R. Ford and Daniel J. Hilferty III.
As a result of the foregoing, this supplement supplements the subsection of the Statement of Additional Information entitled “Management of the Fund—Board Committees—Audit Committee” by replacing the fourth sentence of the first paragraph thereof in its entirety with the following:
The members of the audit committee are Holly E. Flanagan, Brian R. Ford and Daniel J. Hilferty III, each of whom is an Independent Trustee.
As a result of the foregoing, this supplement supplements the subsection of the Statement of Additional Information entitled “Management of the Fund—Board Committees—Nominating and Corporate Governance Committee” by replacing the second to last sentence of the first paragraph thereof in its entirety with the following:
The members of the nominating and corporate governance committee are Holly E. Flanagan, Brian R. Ford and Daniel J. Hilferty III.
As a result of the foregoing, this supplement supplements the subsection of the Statement of Additional Information entitled “Management of the Fund—Trustee Beneficial Ownership of Shares” by inserting the following row at the bottom of the table in such subsection:
Daniel J. Hilferty III None None